Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate		32.00%
Cost of sales [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	$ 10,000
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	3,000
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment	$ 7,000